SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segments	Dec. 31, 2014 USD ($) segments	Dec. 31, 2013 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of reporting units | segments	3	3
Restricted cash related to repayment of bank loans	$ 48,800,000	$ 42,400,000
Restricted cash related to requirement of game license agreement	$ 9,700,000	21,900,000
Allowance for loan losses
Restricted cash recorded as a non-current asset		10,885,357
Sales taxes			$ 5,786,615
Reversal of over provision for sales tax		333,622
Impairment loss on intangible assets	$ 35,209,933	1,323,260	1,812,939
Impairment loss on cost method investment		1,999,999	2,000,000
Government subsidies	$ 1,573,577	1,138,909	2,176,449
Advertising expenses	$ 4,889,444	$ 5,726,530	$ 8,412,925
Minimum [Member]
Service fees paid, percent	15.00%
Maximum [Member]
Service fees paid, percent	70.00%